Exploration and Evaluation Expenditures - Summary of Company's Exploration and Evaluation Expenditures (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Exploration Expenditures [Line Items]
Total exploration expenditures	$ 21,214	$ 4,733
Thacker Pass and Other Project Expenditures
Disclosure Of Exploration Expenditures [Line Items]
Total exploration expenditures	21,214	4,733
Thacker Pass and Other Project Expenditures | Geological, Consulting and Salaries
Disclosure Of Exploration Expenditures [Line Items]
Total exploration expenditures	9,239	1,700
Thacker Pass and Other Project Expenditures | Permitting and Environmental
Disclosure Of Exploration Expenditures [Line Items]
Total exploration expenditures		5
Thacker Pass and Other Project Expenditures | Field Supplies and Other
Disclosure Of Exploration Expenditures [Line Items]
Total exploration expenditures	5,996	2,673
Thacker Pass and Other Project Expenditures | Depreciation
Disclosure Of Exploration Expenditures [Line Items]
Total exploration expenditures	468	199
Thacker Pass and Other Project Expenditures | Drilling and Geological Expenses
Disclosure Of Exploration Expenditures [Line Items]
Total exploration expenditures	5,511	156
Millennial Projects
Disclosure Of Exploration Expenditures [Line Items]
Total exploration expenditures	18,051	4,733
Millennial Projects | Geological, Consulting and Salaries
Disclosure Of Exploration Expenditures [Line Items]
Total exploration expenditures	6,086	1,700
Millennial Projects | Permitting and Environmental
Disclosure Of Exploration Expenditures [Line Items]
Total exploration expenditures		5
Millennial Projects | Field Supplies and Other
Disclosure Of Exploration Expenditures [Line Items]
Total exploration expenditures	5,986	2,673
Millennial Projects | Depreciation
Disclosure Of Exploration Expenditures [Line Items]
Total exploration expenditures	468	199
Millennial Projects | Drilling and Geological Expenses
Disclosure Of Exploration Expenditures [Line Items]
Total exploration expenditures	5,511	$ 156
Other Project
Disclosure Of Exploration Expenditures [Line Items]
Total exploration expenditures	3,163
Other Project | Geological, Consulting and Salaries
Disclosure Of Exploration Expenditures [Line Items]
Total exploration expenditures	3,153
Other Project | Field Supplies and Other
Disclosure Of Exploration Expenditures [Line Items]
Total exploration expenditures	$ 10